Document and Entity Information	Sep. 22, 2025
Document and Entity Information [Abstract]
Document Type	S-1/A
Entity Registrant Name	SilverBox Corp V
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0002081909
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1